BALANCE SHEET (FY) (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Stockholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000			1,000,000
Preferred stock, shares issued (in shares)	0			0
Preferred stock, shares outstanding (in shares)	0			0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Common stock subject to possible redemption (in shares)	13,225,000	13,225,000	13,225,000	13,225,000	13,225,000
Stockholders' Deficit
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	200,000,000			200,000,000
Common stock, shares issued (in shares)	0			0
Common stock, shares outstanding (in shares)	0			0
Class B Common Stock [Member]
Stockholders' Deficit
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	20,000,000			20,000,000
Common stock, shares issued (in shares)	3,306,250			3,306,250
Common stock, shares outstanding (in shares)	3,306,250			3,306,250